SHARE-BASED COMPENSATION - Share option under the option plans (Details) - Incentive compensation plan 2015 and 2020 $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥) shares
Share option activities
Outstanding at beginning of the period (in shares) | shares	10,404,360	10,404,360
Exercised (in shares) | shares	(3,984,236)	(3,984,236)
Forfeited (in shares) | shares	(270,040)	(270,040)
Outstanding at end of the period (in shares) | shares	6,150,084	6,150,084	10,404,360	10,404,360
Vested and expect to vest (in shares) | shares	6,150,084					6,150,084
Options exercisable (in shares) | shares	5,632,464					5,632,464
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 0.67
Exercised (in dollars per share)	0.46
Forfeited (in dollars per share)	0.80
Outstanding at end of the period (in dollars per share)	0.76		$ 0.67
Vested and expect to vest (in dollars per share)	0.76
Options exercisable (in dollars per share)	$ 0.76
Weighted average remaining contractual term (Years)
Outstanding (years)	4 years 7 months 2 days	4 years 7 months 2 days	5 years 21 days	5 years 21 days
Vested and expect to vest (years)	4 years 7 months 2 days	4 years 7 months 2 days
Options exercisable (years)	4 years 5 months 4 days	4 years 5 months 4 days
Weighted average grant date fair value
Outstanding at beginning of the period (in dollars per share)	$ 2.11
Exercised (in dollars per share)	1.86
Forfeited (in dollars per share)	3.86
Outstanding at end of the period (in dollars per share)	2.20		$ 2.11
Vested and expect to vest (in dollars per share)	2.20
Options exercisable (in dollars per share)	$ 2.01
Aggregate Intrinsic Value
Outstanding at beginning of the period | $	$ 11,219
Outstanding at ending of the period | $	404		$ 11,219
Vested and expect to vest | $	404
Options exercisable | $	$ 389
Total intrinsic value of options exercised | ¥		¥ 51,110		¥ 203,841	¥ 674,174
Unrecognized compensation expense | ¥						¥ 2,629
Weighted average remaining service period	3 months 3 days	3 months 3 days